Term Loans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 15, 2023	May 22, 2023	Jan. 31, 2023	Oct. 31, 2022	May 17, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2021
Disclosure In Entirety Of Term Loans [Line Items]
Class of warrants or rights exercise price										$ 1.07
Convertible debt fair value	$ 9,500					$ 35,106		$ 35,106		$ 29,096	$ 11,681
Gain (loss) on extinguishment of debt						(389)	$ 3,959	(389)	$ 5,951	5,951	691
Long term debt fair value disclosure						$ 56,845		56,845		24,714
Proceeds from note payable								$ 3,715	14,100	15,100	$ 3,500
Debt instrument maturity date			Jan. 31, 2025
Common Shares
Disclosure In Entirety Of Term Loans [Line Items]
Convertible debt fair value			$ 300
Common stock discount percenatge			20.00%
Common Shares | IPO
Disclosure In Entirety Of Term Loans [Line Items]
Common stock discount percenatge			35.00%
Term Notes | Lam Ven
Disclosure In Entirety Of Term Loans [Line Items]
Proceeds from note payable				$ 4,500						$ 4,500
Debt instrument maturity date										Dec. 31, 2023
Debt instrument stated interest rate percentage										8.25%
Term Notes | Lam Ven
Disclosure In Entirety Of Term Loans [Line Items]
Debt instrument maturity date	Dec. 31, 2023	Dec. 31, 2023
Term Notes | Class B Two B Three Or B Four Redeemable Convertible Preferred Stock
Disclosure In Entirety Of Term Loans [Line Items]
Debt instrument conversion price per share											$ 1.7068
Term Notes | 2017 Convertible Term Note
Disclosure In Entirety Of Term Loans [Line Items]
Long term debt fixed interest rate percentage												12.00%
Class of warrants or rights number of securities covered by warrants or rights												16,168,295
Class of warrants or rights exercise price												$ 0.01
Class of warrants or rights maturity date												Jun. 09, 2031
Loans payable fair value disclosure											$ 11,800
Term Notes | 2017 Convertible Term Note | 2017 Convertible Notes
Disclosure In Entirety Of Term Loans [Line Items]
Convertible debt fair value											2,300
Safe Notes And Two Thousand And Seventeen Convertible Note
Disclosure In Entirety Of Term Loans [Line Items]
Long term debt fair value disclosure										$ 13,100
2017 Convertible Term Note
Disclosure In Entirety Of Term Loans [Line Items]
Gain (loss) on extinguishment of debt									$ 4,000
2017 Convertible Term Note | SAFE Notes
Disclosure In Entirety Of Term Loans [Line Items]
Convertible debt fair value											$ 2,300
Debt converted from one from one form to another					$ 15,200
Long term debt fair value disclosure										$ 13,100
2017 Convertible Term Note | SAFE Notes | Common Shares
Disclosure In Entirety Of Term Loans [Line Items]
Common stock discount percenatge					20.00%
2017 Convertible Term Note | SAFE Notes | Common Shares | IPO
Disclosure In Entirety Of Term Loans [Line Items]
Common stock discount percenatge					35.00%